Summary of Significant Accounting Policies Prior Period Revisions (Tables)	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
Schedule of Error Corrections and Prior Period Adjustments
However, we corrected the previously disclosed periods in our subsequent quarterly reports and in Note 23 of this report and will also correct the prior period segment disclosure presented in our next quarterly report as follows:

(dollars in millions)	Consumer and Insurance	Real Estate	Other
Assets *
March 31, 2015	$5,070	$3,613	$1,832
December 31, 2014	4,462	3,666	555
September 30, 2014	4,651	3,720	705
June 30, 2014	4,406	6,561	1,058
December 31, 2013	4,200	8,512	611

*
The revised amounts do not reflect the retrospective reclassifications of our debt issuance costs previously recorded in other assets to long-term debt, as a result of our early adoption of ASU 2015-03.